Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jul. 31, 2021
Accounting Policies [Abstract]
Schedule of subsidiaries and variable interest entities
Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Parent company:
ATIF Holdings Limited (“ATIF”)	January 5, 2015	British Virgin Islands	Parent	Investment holding
Wholly owned subsidiaries of ATIF
ATIF Limited (“ATIF HK”)	January 6, 2015	Hong Kong	100%	Investment holding
ATIF Inc. (“ATIF USA”)	October 26, 2020	USA	100%	Consultancy and information technology support
Huaya Consultant (Shenzhen) Co., Ltd. (“Huaya”)	May 20, 2015	PRC	100%	WFOE, Consultancy and information technology support
ATIF-1 GP, LLC (“ATIF GP”)	January 21, 2021	USA	100%	Fund management
ATIF-1 LP, LLC (“ATIF LP”)	February 16, 2021	USA	31.25%	Investment

Schedule of financial statement amounts and balances of the VIEs were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances
	As of July 31,
	2021			2020
	Qianhai VIE	LMG VIE	Total	Qianhai VIE	LMG VIE	Total
Current assets	$-	$-	$-	$2,469,829	$1,554,585	$4,024,414
Non-current assets	-	-	-	184,740	5,493,284	5,678,024
Total assets	-	-	-	2,654,569	7,047,869	9,702,438
Current liabilities	-	-	-	1,441,148	5,736,358	7,177,506
Non-current liabilities	-	-	-	65,574	3,179,625	3,245,199
Total liabilities	-	-	-	1,506,722	8,915,983	10,422,705
Shareholders’ equity (deficit)	$-	$-	$-	$1,147,847	$(1,868,114)	$(720,267)

Schedule of summarized operating results of the VIEs
	For the period from August 1, 2020 through February 3,	For the period from August 1, 2020 through January 31,		For the years ended July 31,
	2021	2021		2020			2019
	Qianhai VIE	LMG VIE	Total	Qianhai VIE	LMG VIE	Total	Qianhai VIE
Operating revenue	$380,954	$2,117,551	$2,498,505	$645,127	$40,872	$685,999	$2,777,618
Income (loss) from operations	$(60,242)	$(1,154,067)	$(1,214,309)	$(1,471,095)	$(4,781,593)	$(6,252,688)	$884,789
Income (loss) before income taxes	$(63,765)	$(1,166,287)	$(1,230,052)	$(1,562,037)	$(4,857,484)	$(6,419,521)	$930,361
Net income (loss)	$(63,765)	$(1,142,160)	$(1,205,925)	$(1,562,037)	$(4,933,748)	$(6,495,785)	$697,631

Schedule of summarized cash flow information of the VIEs
	For the period from August 1, 2020 through February 3,	For the period from August 1, 2020 through January 31,		For the years ended July 31,
	2021	2021		2020			2019
	Qianhai VIE	LMG VIE	Total	Qianhai VIE	LMG VIE	Total	Qianhai VIE
Net cash provided by (used in) operating activities	$(286,657)	$(119,612)	$(406,269)	$175,530	$(662,795)	$(487,265)	$(3,380,071)
Net cash provided by (used in) investing activities	$-	$118,541	$118,541	$36,412	$1,415,579	$1,451,991	$2,700,687
Net cash provided by (used in) financing activities	$-	$-	$-	$-	$(734,347)	$(734,347)	$(14,626)

Schedule of estimated useful lives of assets
Useful life
Furniture, fixtures and equipment	3-5 years
Transportation vehicles	5 years

Schedule of the disaggregation of revenues from continuing operations and discontinued operations
	For the years ended July 31,
	2021	2020	2019
Consulting service revenue from continuing operations*	$936,935	$645,127	$3,078,758
Revenue from discontinued operations (multi-channel advertising, event planning and execution and movie theater operation business under LGC)	$2,117,551	$40,872	$-

Schedule of currency exchange rates
	July 31, 2021		July 31, 2020		July 31, 2019
Foreign currency	Period-end spot rate	Average rate	Period-end spot rate	Average rate	Period-end spot rate	Average rate
RMB: 1USD	0.1547	0.1521	0.1432	0.1420	0.1453	0.1463
HKD: 1USD	0.1282	0.1282	0.1290	0.1284	0.1278	0.1276